Goodwill and other intangible assets (FY)- Summary of Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	Sep. 30, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, gross carrying amount	$ 29,531.8		$ 29,384.6	$ 29,384.1
Goodwill, accumulated amortization	(107.0)		(106.8)	(106.8)
Net Carrying Amount	29,424.8		29,277.8	29,277.3	$ 29,280.9
Other intangible assets, gross carrying amount	17,895.6		17,880.9	17,961.4
Other intangible assets, accumulated amortization	(10,197.8)		(9,244.0)	(7,491.7)
Net Carrying Amount	7,697.8		8,636.9	10,469.7
PBM
Goodwill [Line Items]
Goodwill, gross carrying amount	29,434.4		29,287.2	29,286.7
Goodwill, accumulated amortization	(107.0)		(106.8)	(106.8)
Net Carrying Amount	29,327.4		29,180.4	29,179.9	29,183.5
Other intangible assets, gross carrying amount	17,820.3		17,805.8	17,805.6
Other intangible assets, accumulated amortization	(10,146.5)		(9,197.5)	(7,380.1)
Net Carrying Amount	7,673.8		8,608.3	10,425.5
PBM | Customer contracts
Goodwill [Line Items]
Other intangible assets, gross carrying amount	17,579.0	[1],[2]	17,570.5	17,570.3
Other intangible assets, accumulated amortization	(10,022.8)	[1],[2]	(9,083.4)	(7,290.0)
Net Carrying Amount	7,556.2	[1],[2]	8,487.1	10,280.3
PBM | Trade names
Goodwill [Line Items]
Other intangible assets, gross carrying amount	232.5	[2]	226.6	226.6
Other intangible assets, accumulated amortization	(123.0)	[2]	(105.9)	(83.6)
Net Carrying Amount	109.5	[2]	120.7	143.0
PBM | Miscellaneous
Goodwill [Line Items]
Other intangible assets, gross carrying amount	8.8	[1],[2]	8.7	8.7
Other intangible assets, accumulated amortization	(0.7)	[1],[2]	(8.2)	(6.5)
Net Carrying Amount	8.1	[1],[2]	0.5	2.2
Other Business Operations
Goodwill [Line Items]
Goodwill, gross carrying amount	97.4		97.4	97.4
Goodwill, accumulated amortization	0.0		0.0	0.0
Net Carrying Amount	97.4		97.4	97.4	$ 97.4
Other intangible assets, gross carrying amount	75.3		75.1	155.8
Other intangible assets, accumulated amortization	(51.3)		(46.5)	(111.6)
Net Carrying Amount	24.0		28.6	44.2
Other Business Operations | Trade names
Goodwill [Line Items]
Other intangible assets, gross carrying amount	35.7		35.7	35.7
Other intangible assets, accumulated amortization	(19.8)		(17.1)	(13.5)
Net Carrying Amount	15.9		18.6	22.2
Other Business Operations | Customer relationships
Goodwill [Line Items]
Other intangible assets, gross carrying amount	39.6		39.4	120.1
Other intangible assets, accumulated amortization	(31.5)		(29.4)	(98.1)
Net Carrying Amount	$ 8.1		$ 10.0	$ 22.0

[1]	Changes in the gross carrying amount of PBM customer contracts and miscellaneous intangible assets and related accumulated amortization also reflect the write-off of fully depreciated assets.
[2]	Changes in the gross carrying amount of PBM customer contracts, trade names, and miscellaneous intangible assets represent the acquisition of myMatrixx Holdings, Inc. in May 2017. The acquisition is not material to our consolidated financial statements.